Accounts and Bills Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Summary of Accounts and Bills Receivable
March 31, 2014	March 31, 2013
	US$	US$
Accounts receivable	15,833,127	9,673,986
Less: Allowance for doubtful accounts	(74,413)	—

Accounts receivable, net	15,758,714	9,673,986
Bills receivable	5,458,170	10,039,622

Accounts and bills receivable, net	21,216,884	19,713,608

Schedule of Allowance for Doubtful Accounts
Fiscal years ended
	March 31, 2014	March 31, 2013	March 31, 2012
	US$	US$	US$
Allowance for doubtful accounts:
Balance at beginning of fiscal year	—	—	768
Additions	74,413	—	—
Amount written-off as uncollectible during the fiscal year	—	—	(768)

Balance at end of fiscal year	74,413	—	—